Right to Use Assets and Lease Liabilities – Operating Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Disclosure Text Block [Abstract]
Right to Use Assets and Lease Liabilities – Operating Leases

Note 7: Right to Use Assets and Lease Liabilities – Operating Leases

The Company had operating leases for its clinics for which the Company is currently in negotiations with the Lessors to settle the remaining amounts owed after closing the clinic facilities. As of September 30, 2025, the Company had impaired all balances of the related right to use assets.

Operating lease liabilities are summarized below:

	September 30, 2025	December 31, 2024
Lease liability	$99,477	$99,477
Less: current portion	(99,477)	(99,477)
Lease liability, non-current	$-	$-

As a result of closing the facilities, the Company has made no further lease payments during the year ending December 31, 2024, or the nine months ending September 30, 2025. As of September 30, 2025, the Company has either settled amounts owed or entered into default judgements for all leases except for the office lease, noted in the above table, which we believe is nominal. For all leases for which a legal settlement has been entered into, all amounts have been reclassified to legal settlements as of September 30, 2025. See Note 15 for further details.

Note 8: Right to Use Assets and Lease Liabilities – Operating Leases

The Company had operating leases for its clinics for which the Company is currently in negotiations with the Lessors to settle the remaining amounts owed after closing the clinic facilities. The Company’s lease expense was entirely comprised of operating leases and is reported as a component of discontinued operations as a result of the closing of the clinics and the subsequent sale of the assets. During the year ended December 31, 2023, the Company recognized an impairment in the amount of $0.5 million in connection with its remaining leased properties.

Operating lease liabilities are summarized below:

	December 31, 2024	December 31, 2023
Lease liability	$99,477	$99,477
Less: current portion	(99,477)	(99,477)
Lease liability, non-current	$-	$-

As a result of closing the facilities, the Company has made no further lease payments during the year ending December 31, 2024, and 2023. As of December 31, 2024, the Company has either settled amounts owed or entered into default judgements for all leases except for the office lease. For all leases for which a legal settlement has been entered into, all amounts have been reclassified to legal settlements as of December 31, 2024.

 As of December 31, 2024, the Company has entered into settlement agreements for certain of our lease in the amount of $2,219,886 which is recorded as Legal Settlements in the accompanying balance sheet. During the year ended December 31, 2024, the Company recorded a gain of $869,690 as a result of a final settlement in addition to reclassifying certain accounts payable related to the leases to legal settlements. As of December 31, 2024, the Company has total legal settlement agreements and related accrued interest in the amount of $2,666,675 which is recorded as Legal Settlements in the accompanying balance sheet.